Consolidated Statements of Financial Position (Unaudited) - CAD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 25,986	$ 61,285
Accounts receivable (note 4)	4,044	4,086
Income tax receivable	641	9,214
Inventories (note 5)	7,698	7,532
Prepaids	6,510	12,733
Total current assets	44,879	94,850
Other long-term assets	1,180	1,170
Capital assets	20,559	21,471
Right-of-use assets (note 6)	30,138	33,254
Intangible assets	13,816	13,846
Deferred tax assets	507	507
Total assets	111,079	165,098
Current liabilities
Accounts payable and accrued liabilities (note 7)	19,318	22,808
Current portion of lease liabilities (note 8)	8,545	8,290
Current portion of long-term debt (note 9)		165
Total current liabilities	27,863	31,263
Long-term portion of lease liabilities (note 8)	28,708	29,947
Other long-term liabilities (note 10)	201	285
Long-term debt (note 9)	8,785	8,669
Total liabilities	65,557	70,164
EQUITY
Share capital (note 11a)	943,955	932,951
Contributed surplus (note 11b)	38,529	43,532
Warrants (note 11c)	95,856	95,856
Accumulated other comprehensive loss	(3,031)	(3,099)
Deficit	(1,022,163)	(967,051)
Equity attributable to owners of the parent	53,146	102,189
Non-controlling interests	(7,624)	(7,255)
Total equity	45,522	94,934
Total liabilities and equity	$ 111,079	$ 165,098